Investment Strategy - 800VDC AI Datacenter ETF	Sep. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the Fund’s investment adviser, believes are positioned to benefit from the transition of datacenters from legacy low-voltage power architecture to next-generation 800-volt direct current (800VDC) power delivery systems.Under normal circumstances the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of 800VDC AI Datacenter Ecosystem Companies.The Advisor considers an “800VDC AI Datacenter Ecosystem Company” to be a company that derives, or is expected to derive, significant revenues or other economic benefits from products, services, technologies, or infrastructure that enable, support, or are otherwise associated with the adoption of 800VDC power architectures in datacenters, which the Advisor generally considers to mean that a material portion of the company’s revenues, profits, assets or capital expenditure plans is attributable to the 800VDC datacenter transition. The 800VDC datacenter transition is linked to the increased energy demands associated with adoption of artificial intelligence (AI) technologies.The 800VDC AI datacenter ecosystem encompasses a broad range of companies, including those involved in power semiconductors and analog integrated circuits; power management, sensing, protection, and control technologies; switchgear, power distribution, and electrical infrastructure; power conversion, supply units, and voltage regulation; connectors, passive components, and isolation technologies; and other products, services, and infrastructure that enable or support the adoption of 800VDC power architectures in AI datacenters. The Advisor has broad discretion to identify companies across the 800VDC AI datacenter ecosystem and is not limited to any particular segment, industry, or technology within that ecosystem.The Advisor employs a proprietary thematic scoring process to identify and evaluate 800VDC AI Datacenter Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the 800VDC AI datacenter ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. The Fund’s portfolio, which is constructed and weighted based on the thematic scores, is expected to consist of approximately 20–50 companies. The Advisor may sell or reduce a position when a company’s economic connection to the 800VDC AI datacenter ecosystem diminishes (as determined through the Advisor’s thematic scoring process), the Advisor’s fundamental assessment changes, a more attractive opportunity is identified, or to manage risk or meet redemptions.The Fund may invest in U.S. and non-U.S. companies of any market capitalization, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund anticipates that its foreign investment may comprise over 20% of its net assets and expects to maintain significant exposure to companies domiciled in Asia. The Fund is classified as non-diversified, which means that it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a greater effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology and industrials sectors.The Fund seeks to maintain focused exposure to companies that the Advisor believes are positioned to benefit from the expansion of the 800VDC AI datacenter ecosystem and generally will not take defensive positions based on the Advisor’s views of market, economic, political or other conditions.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the Fund’s investment adviser, believes are positioned to benefit from the transition of datacenters from legacy low-voltage power architecture to next-generation 800-volt direct current (800VDC) power delivery systems.The Advisor considers an “800VDC AI Datacenter Ecosystem Company” to be a company that derives, or is expected to derive, significant revenues or other economic benefits from products, services, technologies, or infrastructure that enable, support, or are otherwise associated with the adoption of 800VDC power architectures in datacenters, which the Advisor generally considers to mean that a material portion of the company’s revenues, profits, assets or capital expenditure plans is attributable to the 800VDC datacenter transition. The 800VDC datacenter transition is linked to the increased energy demands associated with adoption of artificial intelligence (AI) technologies.The 800VDC AI datacenter ecosystem encompasses a broad range of companies, including those involved in power semiconductors and analog integrated circuits; power management, sensing, protection, and control technologies; switchgear, power distribution, and electrical infrastructure; power conversion, supply units, and voltage regulation; connectors, passive components, and isolation technologies; and other products, services, and infrastructure that enable or support the adoption of 800VDC power architectures in AI datacenters. The Advisor has broad discretion to identify companies across the 800VDC AI datacenter ecosystem and is not limited to any particular segment, industry, or technology within that ecosystem.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor employs a proprietary thematic scoring process to identify and evaluate 800VDC AI Datacenter Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the 800VDC AI datacenter ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. The Fund’s portfolio, which is constructed and weighted based on the thematic scores, is expected to consist of approximately 20–50 companies. The Advisor may sell or reduce a position when a company’s economic connection to the 800VDC AI datacenter ecosystem diminishes (as determined through the Advisor’s thematic scoring process), the Advisor’s fundamental assessment changes, a more attractive opportunity is identified, or to manage risk or meet redemptions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of 800VDC AI Datacenter Ecosystem Companies.